FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
Financial Instruments [Abstact]
Financial Instruments Text Block
FINANCIAL INSTRUMENTS
Investments
The Company’s investments in marketable securities are primarily classified as available-for-sale.

Investing Results
In millions	2010	2009	2008
Proceeds from sales of available-for-sale securities	$981	$593	$851
Gross realized gains	$69	$32	$56
Gross realized losses	$(26)	$(28)	$(18)

The following table summarizes the contractual maturities of the Company’s investments in debt securities:

Contractual Maturities of Debt Securities at December 31, 2010
In millions	Amortized Cost	Fair Value
Within one year	$46	$46
One to five years	525	572
Six to ten years	547	585
After ten years	245	269
Total	$1,363	$1,472

At December 31, 2010, the Company had $3,200 million of held-to-maturity securities (primarily Treasury Bills) classified as cash equivalents, as these securities had original maturities of three months or less. At December 31, 2009, the Company had no such securities. The Company’s investments in held-to-maturity securities are held at amortized cost, which approximates fair value. At December 31, 2010, the Company had investments in money market funds of $35 million classified as cash equivalents ($164 million at December 31, 2009).
The net unrealized gain recognized during 2010 on trading securities held at December 31, 2010 was $14 million ($7 million at December 31, 2009).
The following tables provide the fair value and gross unrealized losses of the Company’s investments that were deemed to be temporarily impaired at December 31, 2010 and 2009, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position:

Temporarily Impaired Securities at December 31, 2010 (1)
	Less than 12 months
In millions	Fair Value	Unrealized Losses
Debt securities:
Government debt (2)	$62	$(2)
Corporate bonds	43	(1)
Total debt securities	$105	$(3)
Equity securities	52	(3)
Total temporarily impaired securities	$157	$(6)

(1)	Unrealized losses of 12 months or more were less than $1 million.

(2)	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.

Temporarily Impaired Securities at December 31, 2009
	Less than 12 months		12 months or more		Total
In millions	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Debt securities:
Government debt (1)	$217	$(4)	$—	$—	$217	$(4)
Corporate bonds	27	(1)	13	(1)	40	(2)
Total debt securities	$244	$(5)	$13	$(1)	$257	$(6)
Equity securities	40	(2)	7	(1)	47	(3)
Total temporarily impaired securities	$284	$(7)	$20	$(2)	$304	$(9)

(1)	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.

Portfolio managers regularly review the Company’s holdings to determine if any investments are other-than-temporarily impaired. The analysis includes reviewing the amount of the impairment, as well as the length of time it has been impaired. In addition, specific guidelines for each instrument type are followed to determine if an other-than-temporary impairment has occurred.
For debt securities, the credit rating of the issuer, current credit rating trends, the trends of the issuer’s overall sector, the ability of the issuer to pay expected cash flows and the length of time the security has been in a loss position are considered in determining whether unrealized losses represent an other-than-temporary impairment. The Company did not have any credit-related losses during 2010 or 2009.
For equity securities, the Company’s investments are primarily in Standard & Poor’s (“S&P”) 500 companies; however, the Company’s policies allow investments in companies outside of the S&P 500. The largest holdings are Exchange Traded Funds that represent the S&P 500 index or an S&P 500 sector or subset. The Company considers the evidence to support the recovery of the cost basis of a security including volatility of the stock, the length of time the security has been in a loss position, value and growth expectations, and overall market and sector fundamentals, as well as technical analysis, in determining whether unrealized losses represent an other-than-temporary impairment. In 2010, other-than-temporary impairment write-downs on investments still held by the Company were $5 million ($93 million in 2009).
The aggregate cost of the Company's cost method investments totaled $171 million at December 31, 2010 ($129 million at December 31, 2009). Due to the nature of these investments, the fair market value is not readily determinable. These investments are reviewed for impairment indicators. During 2010, the Company's impairment analysis identified indicators that resulted in a reduction in the cost basis of these investments of $16 million; the analysis resulted in a reduction of $10 million for the year ended December 31, 2009.
The following table summarizes the fair value of financial instruments at December 31, 2010 and 2009:

Fair Value of Financial Instruments at December 31
	2010				2009
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Marketable securities: (1)
Debt securities:
Government debt (2)	$603	$40	$(2)	$641	$676	$25	$(4)	$697
Corporate bonds	760	72	(1)	831	868	56	(2)	922
Total debt securities	$1,363	$112	$(3)	$1,472	$1,544	$81	$(6)	$1,619
Equity securities	501	94	(3)	592	455	65	(3)	517
Total marketable securities	$1,864	$206	$(6)	$2,064	$1,999	$146	$(9)	$2,136
Long-term debt including debt due within one year (3)	$(22,360)	$175	$(2,530)	$(24,715)	$(20,234)	$126	$(1,794)	$(21,902)
Derivatives relating to:
Foreign currency	$—	$40	$(38)	$2	$—	$81	$(20)	$61
Commodities	$—	$14	$(4)	$10	$—	$5	$(18)	$(13)

(1) Included in “Other investments” in the consolidated balance sheets.
(2) U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
(3) Cost includes fair value adjustments of $23 million at December 31, 2010 and $25 million at December 31, 2009.

Risk Management
Dow’s business operations give rise to market risk exposure due to changes in interest rates, foreign currency exchange rates, commodity prices and other market factors such as equity prices. To manage such risks effectively, the Company enters into hedging transactions, pursuant to established guidelines and policies, which enable it to mitigate the adverse effects of financial market risk. Derivatives used for this purpose are designated as cash flow, fair value or net foreign investment hedges where appropriate. The guidance requires companies to recognize all derivative instruments as either assets or liabilities at fair value. A secondary objective is to add value by creating additional nonspecific exposures within established limits and policies; derivatives used for this purpose are not designated as hedges. The potential impact of creating such additional exposures is not material to the Company’s results.
The Company’s risk management program for interest rate, foreign currency and commodity risks is based on fundamental, mathematical and technical models that take into account the implicit cost of hedging. Risks created by derivative instruments and the mark-to-market valuations of positions are strictly monitored at all times, using value at risk and stress tests. Credit risk arising from these contracts is not significant because the Company minimizes counterparty concentration, deals primarily with major financial institutions of solid credit quality, and the majority of its hedging transactions mature in less than three months. In addition, the Company minimizes concentrations of credit risk through its global orientation in diverse businesses with a large number of diverse customers and suppliers. It is the Company’s policy not to have credit-risk-related contingent features in its derivative instruments. The Company does not anticipate losses from credit risk and the net cash requirements arising from counterparty risk associated with risk management activities are not expected to be material in 2011. No significant concentration of credit risk existed at December 31, 2010.
The Company reviews its overall financial strategies and the impacts from using derivatives in its risk management program with the Company’s Board of Directors and revises its strategies as market conditions dictate.
Interest Rate Risk Management
The Company enters into various interest rate contracts with the objective of lowering funding costs or altering interest rate exposures related to fixed and variable rate obligations. In these contracts, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. At December 31, 2010, the Company had no open interest rate swaps.
Foreign Currency Risk Management
The Company’s global operations require active participation in foreign exchange markets. The Company enters into foreign exchange forward contracts and options, and cross-currency swaps to hedge various currency exposures or create desired exposures. Exposures primarily relate to assets, liabilities and bonds denominated in foreign currencies, as well as economic exposure, which is derived from the risk that currency fluctuations could affect the dollar value of future cash flows related to operating activities. The primary business objective of the activity is to optimize the U.S. dollar value of the Company’s assets, liabilities and future cash flows with respect to exchange rate fluctuations. Assets and liabilities denominated in the same foreign currency are netted, and only the net exposure is hedged. At December 31, 2010, the Company had forward contracts, options and cross-currency swaps to buy, sell or exchange foreign currencies. These contracts had various expiration dates, primarily in the first quarter of 2011.
Commodity Risk Management
The Company has exposure to the prices of commodities in its procurement of certain raw materials. The primary purpose of commodity hedging activities is to manage the price volatility associated with these forecasted inventory purchases. At December 31, 2010, the Company had futures contracts, options and swaps to buy, sell or exchange commodities. These agreements had various expiration dates primarily in 2011.
Accounting for Derivative Instruments and Hedging Activities
Cash Flow Hedges
For derivatives that are designated and qualify as cash flow hedging instruments, the effective portion of the gain or loss on the derivative is recorded in “Accumulated other comprehensive income (loss)” (“AOCI”); it is reclassified to “Cost of sales” in the same period or periods that the hedged transaction affects income. The unrealized amounts in AOCI fluctuate based on changes in the fair value of open contracts at the end of each reporting period. The Company anticipates volatility in AOCI and net income from its cash flow hedges. The amount of volatility varies with the level of derivative activities and market conditions during any period. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current period income.
The net loss from previously terminated interest rate cash flow hedges included in AOCI at December 31, 2010 was $2 million after tax ($2 million after tax at December 31, 2009). During 2010, 2009 and 2008, there was no material impact on the consolidated financial statements due to interest rate hedge ineffectiveness. The Company had no open interest rate derivatives at December 31, 2010 (notional U.S. dollar equivalent of $30 million at December 31, 2009).
Current open foreign currency forward contracts hedge the currency risk of forecasted feedstock purchase transactions until April 2011. The effective portion of the mark-to-market effects of the foreign currency forward contracts is recorded in AOCI; it is reclassified to income in the same period or periods that the underlying feedstock purchase affects income. The net loss from the foreign currency hedges included in AOCI at December 31, 2010 was $4 million after tax (net loss of $5 million after tax at December 31, 2009). During 2010, 2009 and 2008, there was no material impact on the consolidated financial statements due to foreign currency hedge ineffectiveness. At December 31, 2010, the Company had open forward contracts with various expiration dates to buy, sell or exchange foreign currencies with a notional U.S. dollar equivalent of $827 million ($645 million at December 31, 2009).
Commodity swaps, futures and option contracts with maturities of not more than 36 months are utilized and designated as cash flow hedges of forecasted commodity purchases. Current open contracts hedge forecasted transactions until December 2011. The effective portion of the mark-to-market effect of the cash flow hedge instrument is recorded in AOCI; it is reclassified to income in the same period or periods that the underlying commodity purchase affects income. Due to the September 1, 2009 sale of TRN, the Company recognized a pretax loss of $56 million for cash flow hedges of forecasted purchases that will not occur as a result of the sale (see Note E). The net gain from commodity hedges included in AOCI at December 31, 2010 was $3 million after tax (zero at December 31, 2009). During 2010, 2009 and 2008, there was no material impact on the consolidated financial statements due to commodity hedge ineffectiveness. At December 31, 2010 and 2009, the Company had the following aggregate notionals of outstanding commodity forward contracts to hedge forecasted purchases:

Commodity	2010	2009	Notional Volume Unit
Crude Oil	0.1	0.7	million barrels
Ethane	1.6	—	million barrels
Naphtha	—	50	kilotons
Natural Gas	2.7	2.0	million million British thermal units

Fair Value Hedges
For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current period income and reflected as “Interest expense and amortization of debt discount” in the consolidated statements of income. The short-cut method is used when the criteria are met. The Company had no open interest rate swaps designated as fair value hedges of underlying fixed rate debt obligations at December 31, 2010 and 2009.
Net Foreign Investment Hedges
For derivative instruments that are designated and qualify as net foreign investment hedges, the effective portion of the gain or loss on the derivative is included in “Cumulative Translation Adjustments” in AOCI. The results of hedges of the Company’s net investment in foreign operations included in “Cumulative Translation Adjustments” in AOCI was a net gain of $70 million after tax at December 31, 2010 (net loss of $56 million after tax at December 31, 2009). During 2010, 2009 and 2008 there was no material impact on the consolidated financial statements due to hedge ineffectiveness. At December 31, 2010 and 2009, the Company had no open forward contracts or outstanding options to buy, sell or exchange foreign currencies. At December 31, 2010, the Company had outstanding foreign-currency denominated debt designated as a hedge of net foreign investment of $1,250 million ($1,879 million at December 31, 2009).
Other Derivative Instruments
The Company utilizes futures, options and swap instruments that are effective as economic hedges of commodity price exposures, but do not meet the hedge accounting criteria in the accounting guidance for derivatives and hedging. At December 31, 2010 and 2009, the Company had the following aggregate notionals of outstanding commodity contracts:

Commodity	2010	2009	Notional Volume Unit
Ethane	3.8	0.9	million barrels
Natural Gas	12.0	2.8	million million British thermal units

The Company also uses foreign exchange forward contracts, options, and cross-currency swaps that are not designated as hedging instruments primarily to manage foreign currency and interest rate exposure. The Company had open foreign exchange contracts with various expiration dates to buy, sell or exchange foreign currencies and a notional U.S. dollar equivalent of $13,944 million at December 31, 2010 ($15,312 million at December 31, 2009).

The following table provides the fair value and gross balance sheet classification of derivative instruments:

Fair Value of Derivative Instruments at December 31 In millions	Balance Sheet Classification	2010	2009
Asset Derivatives
Derivatives designated as hedges:
Foreign currency	Accounts and notes receivable – Other	$9	$4
Commodities	Accounts and notes receivable – Other	7	4
Total derivatives designated as hedges		$16	$8
Derivatives not designated as hedges:
Foreign currency	Accounts and notes receivable – Other	$77	$125
Commodities	Accounts and notes receivable – Other	23	28
Total derivatives not designated as hedges		$100	$153
Total asset derivatives		$116	$161
Liability Derivatives
Derivatives designated as hedges:
Foreign currency	Accounts payable – Other	$20	$3
Commodities	Accounts payable – Other	8	—
Total derivatives designated as hedges		$28	$3
Derivatives not designated as hedges:
Foreign currency	Accounts payable – Other	$64	$65
Commodities	Accounts payable – Other	16	42
Total derivatives not designated as hedges		$80	$107
Total liability derivatives		$108	$110

Effect of Derivative Instruments at December 31, 2010 In millions	Change in Unrealized Gain (Loss) in AOCI (1,2)	Income Statement Classification	Loss Reclassified from AOCI to Income (3)	Additional Gain (Loss) Recognized in Income (3,4)
Derivatives designated as hedges:
Fair value:
Interest rates	$—	Interest expense (5)	$(1)	$(2)
Cash flow:
Commodities	(10)	Cost of sales	(14)	—
Foreign currency	1	Cost of sales	—	—
Net foreign investment:
Foreign currency	(16)	n/a	—	—
Total derivatives designated as hedges	$(25)		$(15)	$(2)
Derivatives not designated as hedges:
Foreign currency (6)	$—	Sundry income – net	$—	$155
Commodities	—	Cost of sales	—	5
Total derivatives not designated as hedges	$—		$—	$160
Total derivatives	$(25)		$(15)	$158

Effect of Derivative Instruments at December 31, 2009 In millions	Change in Unrealized Loss in AOCI (1,2)	Income Statement Classification	Gain (Loss) Reclassified from AOCI to Income (3)	Additional Gain (Loss) Recognized in Income (3,4)
Derivatives designated as hedges:
Fair value:
Interest rates	$—	Interest expense (5)	$—	$(1)
Cash flow:
Interest rates	—	Cost of sales	(9)	—
Interest rates	—	Interest expense (5)	(1)	—
Commodities	(2)	Cost of sales	(306)	(1)
Foreign currency	(10)	Cost of sales	11	—
Total derivatives designated as hedges	$(12)		$(305)	$(2)
Derivatives not designated as hedges:
Foreign currency (6)	$—	Sundry income – net	$—	$(32)
Commodities	—	Cost of sales	—	3
Total derivatives not designated as hedges	$—		$—	$(29)
Total derivatives	$(12)		$(305)	$(31)

(1)	Accumulated other comprehensive income (loss) (“AOCI”).

(2)
Net unrealized gains (losses) from hedges related to interest rates and commodities are included in “Accumulated Derivative Gain (Loss) – Net hedging results” in the consolidated statements of equity; net unrealized gains (losses) from hedges related to foreign currency (net of tax) are included in “Cumulative Translation Adjustments – Translation adjustments” in the consolidated statements of equity.

(3)	Pretax amounts.

(4)	Amounts impacting income not related to AOCI reclassification; also includes immaterial amounts of hedge ineffectiveness.

(5)	Interest expense and amortization of debt discount.

(6)	Foreign currency derivatives not designated as hedges are offset by foreign exchange gains/losses resulting from the underlying exposures of foreign currency denominated assets and liabilities.

The net after-tax amounts to be reclassified from AOCI to income within the next 12 months are a $1 million loss for interest rate contracts, a $3 million gain for commodity contracts and a $4 million loss for foreign currency contracts